Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income (loss)	$ (1,756,749)	$ 1,875,677	$ (2,156,679)	$ 1,963,469
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense	183,809	648,740	852,883	869,407
Non-cash lease expense	103,902	122,069	172,314	117,824
Allowance for credit losses	2,175,928		2,564,686
Impairment loss on intangible asset			979,428
Impairment loss on goodwill			863,833
Loss on disposal of intangible asset	1,999
Changes in operating assets and liabilities
Accounts receivable, net	(274,184)	(1,374,495)	(2,417,438)	(124,843)
Inventories	85,143	(80,648)	(76,524)	66,424
Prepayments and other current assets, net	(838,488)	(608,448)	(1,033,644)	(1,755,603)
Due from related parties		25,423	24,958	356,225
Deposits paid, net	(12,147)	(277,134)	(251,545)	(1,591,577)
Accounts payable	30,908	(63,540)	482,213	(18,632)
Due to related parties	72,627	(177,253)	(162,018)	118,009
Customer advances	(63,197)	(178,597)	(218,717)	(210,259)
Accrued liabilities	153,430	153,158	531,332	189,812
Income tax payable	(30,633)	95,197	15,660	(300,140)
Operating lease obligations	(105,292)	(111,705)	(163,815)	(137,258)
Net cash provided by (used in) operating activities	(272,944)	48,444	6,927	(457,142)
Cash flows from investing activities
Acquisition of intangible asset	(702)		(7,511)	(28,008)
Repayment of advance to related parties				614,275
Acquisition of property and equipment	(4,786)		(2,599)	(117,077)
Net cash used in investing activities	(5,488)		(10,110)	469,190
Cash flows from financing activities
Borrowings from and repayments to revolving credit lines, net	141,967	148,606
Borrowings from related parties				464,958
Borrowings from a revolving credit line			148,606
Borrowings from bank loans	138,834	135,499	135,499	77,609
Borrowings from a third party		80,338	80,338
Repayments to related parties		(154,510)	(154,510)	(684,784)
Repayments of bank loans	(90,578)	(28,053)	(61,184)
Repayments to a third party	(28,888)	(73,878)	(82,629)	(49,817)
Net cash provided by financing activities	161,335	108,002	66,120	(192,034)
Effect of exchange rate changes on cash and cash equivalents	(35,312)	(40,166)	(20,415)	53,312
Net changes in cash and cash equivalents	(152,409)	116,280	42,522	(126,674)
Cash and cash equivalents–beginning of the period	165,685	123,163	123,163	249,837
Cash and cash equivalents–end of the period	13,276	239,443	165,685	123,163
Supplementary cash flow information:
Interest paid	28,546	21,077	31,444	17,816
Income taxes paid	171,532	126,858	166,516	444,376
Non-cash investing and financing activities
Expenses paid by related parties on behalf of the Company		135,081	135,774	344,218
Remeasurement of the operating lease obligation and right-of-use asset due to lease modification				41,010
Operating lease right-of-use assets obtained in exchange for operating lease obligations	58,249	74,588	$ 94,285	$ 319,092
Liabilities assumed in connection with purchase of property and equipment	28,234
Remeasurement of operating lease liabilities and right-of-use assets due to lease modifications	$ 22,035